STABLECOINS (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF STABLE COINS OF FAIR VALUE MEASURED

The following table provides a roll-forward of stablecoins measured at fair value on a recurring basis for the year ended June 30, 2026:

	Quantity	Fair Value
Balance as of June 30, 2025		$-
Addition of USDT	3,152,200	3,152,200
Disposal of USDT	(3,150,049)	(3,150,049)
Balance as of June 30, 2026	2,151	$2,151